CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - BRL (R$) R$ in Thousands	Total Parent company's interest	Capital	Capital Reserve	Treasury Stocks	Legal reserve	Tax Incentives Reserve	Investments and working capital reserve	Retained Earnings	Transactions with noncontrolling interests	Gains and losses on net investment hedge	Gains and losses on financial instruments	Cumulative translation adjustment	Pension Plan	Long-term incentive plans	Non-controlling interests	Total
Balance at beginning of year at Dec. 31, 2021	R$ 42,604,282	R$ 19,249,181	R$ 11,597	R$ (152,409)	R$ 1,665,280	R$ 1,255,020	R$ 14,918,194		R$ (2,870,825)	R$ (9,567,216)	R$ (12,127)	R$ 18,250,052	R$ (165,547)	R$ 23,082	R$ 211,367	R$ 42,815,649
Net income	11,425,512							R$ 11,425,512							54,040	11,479,552
Other comprehensive income (loss) recognized in the year	(791,307)									488,146	(607)	(1,524,510)	245,664		(2,763)	(794,070)
Total comprehensive income (loss) recognized in the year	10,634,205							11,425,512		488,146	(607)	(1,524,510)	245,664		51,277	10,685,482
Effects of the share buyback program	(1,073,124)			(1,073,124)												(1,073,124)
Long-term incentive plan cost recognized in the year	30,583													30,583	100	30,683
Long-term incentive plan exercised during the year	45,554			21,452			24,102								12	45,566
Effect of interest changes in subsidiaries	(33,845)								(33,845)						(19,761)	(53,606)
Cancellation of treasury stocks				1,024,086			(1,024,086)
Dividend in excess of the minimum estatutory undistributed	(341,555)						(341,555)									(341,555)
Destination of net income proposed to the shareholders
Legal reserve					545,251			(545,251)
Tax incentives reserve						520,478		(520,478)
Investments and working capital reserve							4,277,165	(4,277,165)
Dividend - adjustment in excess of the minimum estatutory undistributed							332,712	(332,712)
Dividends/interest on capital	(5,749,906)							(5,749,906)							(60,996)	(5,810,902)
Balance at end of year at Dec. 31, 2022	46,116,194	19,249,181	11,597	(179,995)	2,210,531	1,775,498	18,186,532		(2,904,670)	(9,079,070)	(12,734)	16,725,542	80,117	53,665	181,999	46,298,193
Net income	7,501,565							7,501,565							35,418	7,536,983
Other comprehensive income (loss) recognized in the year	(1,875,869)									247,924	783	(2,221,071)	96,495		(7,795)	(1,883,664)
Total comprehensive income (loss) recognized in the year	5,625,696							7,501,565		247,924	783	(2,221,071)	96,495		27,623	5,653,319
Long-term incentive plan cost recognized in the year	80,390													80,390	47	80,437
Long-term incentive plan exercised during the year	36,333			29,813			6,520								17	36,350
Effect of interest changes in subsidiaries															(9,590)	(9,590)
Increase in capital through capitalization of Retained earnings		966,162					(966,162)
Dividend in excess of the minimum estatutory undistributed	(333,151)						(333,151)									(333,151)
Destination of net income proposed to the shareholders
Legal reserve					318,142			(318,142)
Tax incentives reserve						1,138,728		(1,138,728)
Investments and working capital reserve							3,403,240	(3,403,240)
Dividend - adjustment in excess of the minimum estatutory undistributed							174,952	(174,952)
Dividends/interest on capital	(2,466,503)							(2,466,503)							(20,192)	(2,486,695)
Balance at end of year at Dec. 31, 2023	49,058,959	20,215,343	11,597	(150,182)	2,528,673	2,914,226	20,471,931		(2,904,670)	(8,831,146)	(11,951)	14,504,471	176,612	134,055	179,904	49,238,863
Net income	4,566,317							4,566,317							32,745	4,599,062
Other comprehensive income (loss) recognized in the year	7,030,074									(558,529)	(783)	7,550,628	38,758		43,758	7,073,832
Total comprehensive income (loss) recognized in the year	11,596,391							4,566,317		(558,529)	(783)	7,550,628	38,758		76,503	11,672,894
Effects of the share buyback program	(1,194,726)			(1,194,726)												(1,194,726)
Long-term incentive plan cost recognized in the year	62,553													62,553	69	62,622
Long-term incentive plan exercised during the year	61,450			62,005			(555)								(105)	61,345
Effect of interest changes in subsidiaries															(4,306)	(4,306)
Increase in capital through capitalization of Retained earnings		4,057,882					(4,057,882)
Cancellation of treasury stocks				548,625			(548,625)
Dividend in excess of the minimum estatutory undistributed	(175,233)						(175,233)									(175,233)
Destination of net income proposed to the shareholders
Legal reserve					228,316			(228,316)
Investments and working capital reserve							2,673,921	(2,673,921)
Dividend - adjustment in excess of the minimum estatutory undistributed							203,445	(203,445)
Dividends/interest on capital	(1,460,635)							R$ (1,460,635)							(27,038)	(1,487,673)
Balance at end of year at Dec. 31, 2024	R$ 57,948,759	R$ 24,273,225	R$ 11,597	R$ (734,278)	R$ 2,756,989	R$ 2,914,226	R$ 18,567,002		R$ (2,904,670)	R$ (9,389,675)	R$ (12,734)	R$ 22,055,099	R$ 215,370	R$ 196,608	R$ 225,027	R$ 58,173,786